Segment reporting (Tables)	6 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of revenue by geographic location

	December 31, 2024	December 31, 2023
	US$	US$
Asia	975,161	711,968
North America	3,094,794	625,651
Africa	1,490,687	225,362
Europe	4,515	103,456
Others	31,642	3,572
	5,596,799	1,670,009